IFRS to US GAAP Reconciliation - Additional Information (Detail) (Capitalized Costs [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized Costs [Member]
Reconciliation Of Equity [Line Items]
Capitalized Development Costs	$ 759	$ 685	$ 556
Amortization of Development costs	$ 316	$ 256	$ 226